Amplify Solana 3% Monthly Option Income ETF
Consolidated Schedule of Investments
December 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 20.6%		Shares	Value
Bitwise Solana Staking ETF (a)		7,000	$114,800
TOTAL EXCHANGE TRADED FUNDS (Cost $149,480)			114,800

PURCHASED OPTIONS - 0.3% (a)	Notional Amount	Contracts	Value
Call Options - 0.3%
Solana ETF, Expiration: 01/16/2026; Exercise Price: $17.50 (b)(c)(d)	$408,954	321	1,525
TOTAL PURCHASED OPTIONS (Cost $74,286)			1,525

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 50.9%		Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (e)(f)		283,369	283,369
TOTAL MONEY MARKET FUNDS (Cost $283,369)			283,369

U.S. TREASURY BILLS - 44.7%		Par	Value
3.76%, 02/05/2026 (g)		250,000	249,164
TOTAL U.S. TREASURY BILLS (Cost $249,093)			249,164

TOTAL INVESTMENTS - 116.5% (Cost $756,228)			648,858
Liabilities in Excess of Other Assets - (16.5)%			(91,982)
TOTAL NET ASSETS - 100.0%			$556,876

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	The rate shown is the annualized yield as of December 31, 2025.

Amplify Solana 3% Monthly Option Income ETF
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (27.8)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
Solana ETF, Expiration: 01/06/2026; Exercise Price: $13.78 (a)(b)	$(282,828)	(222)	$(3,514)

Put Options - (27.2)%
Solana ETF, Expiration: 01/16/2026; Exercise Price: $17.50 (a)(b)	(408,954)	(321)	(151,393)
TOTAL WRITTEN OPTIONS (Premiums received $82,639)			$(154,907)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Solana 3% Monthly Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$114,800	$–	$–	$114,800
Purchased Options	–	1,525	–	1,525
Money Market Funds	283,369	–	–	283,369
U.S. Treasury Bills	–	249,164	–	249,164
Total Investments	$398,169	$250,689	$–	$648,858

Liabilities:
Investments:
Written Options	$–	$(154,907)	$–	$(154,907)
Total Investments	$–	$(154,907)	$–	$(154,907)

Refer to the Schedule of Investments for further disaggregation of investment categories.